3. SIGNIFICANT ACCOUNTING POLICIES: Account Name Changes and Reclassification (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Account Name Changes and Reclassification

Account Name Changes and Reclassification

We reclassified certain amounts from the prior presentation to comply with the balance sheet presentation for the quarter ended December 31, 2023. We changed the presentation of the “Advance to affiliate for future services” on the balance sheet from the current assets section into a split amount of short-term amount of $2,500,000, and long-term amount that is the total amount less the short-term. We also changed the presentation of the “Advance to affiliate” on the statement of cash flows to investing activities from financing activities since it was incorrectly classified as a financing activity, per IAS 7. Prior period statements were reclassified to comply with IAS 8. There is no change due to this update.

The Company changed the account name from ‘Salaries and benefits’ to ‘Wages and benefits’, which better reflects the categories of expenses included in it.